Statements Of Financial Condition (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Statements Of Financial Condition [Abstract]
Investments in U.S. Treasury notes, amortized cost	$ 14,499,118	$ 27,505,889
Cash denominated in foreign currencies, cost	1,529,032	3,316,796
INVESTMENTS IN U.S. TREASURY NOTES, amortized cost	92,253,329	82,000,337
Cash denominated in foreign currencies, cost	$ 179,983	$ 0